Segment Information (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-Lived assets
Property, plant and equipment, net	$ 3,920	$ 4,046
The Netherlands [Member]
Long-Lived assets
Property, plant and equipment, net	124	17
France [Member]
Long-Lived assets
Property, plant and equipment, net	1,469	1,646
Italy [Member]
Long-Lived assets
Property, plant and equipment, net	812	783
Other European Countries [Member]
Long-Lived assets
Property, plant and equipment, net	200	237
USA [Member]
Long-Lived assets
Property, plant and equipment, net	17	37
Singapore [Member]
Long-Lived assets
Property, plant and equipment, net	552	552
Malaysia [Member]
Long-Lived assets
Property, plant and equipment, net	303	298
Other Countries [Member]
Long-Lived assets
Property, plant and equipment, net	$ 443	$ 476